Sales and marketing expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sales and marketing expenses
Consulting	$ 87,000	$ 74,897
Marketing	983,416	35,799
Salaries	731,955	149,715
Total sales and marketing expenses	$ 1,802,371	$ 260,411